Income Taxes (Detailed Amounts of Tax Effects of Items Recorded Directly in Equity) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	¥ (10,012)	¥ (3,940)	¥ 123,186
Less: reclassification adjustments	(8,410)	889	(82,828)
Total	(18,422)	(3,051)	40,358
Pension liability adjustments:
Unrealized gains (losses)	(52,888)	(6,558)	66,331
Less: reclassification adjustments	(1,765)	(2,370)	190
Total	(54,653)	(8,928)	66,521
Own credit risk adjustments:
Unrealized gains (losses)	5,052	3,033	0
Less: reclassification adjustments	387	(47)	0
Total	5,439	2,986	0
Total tax effect before allocation to noncontrolling interests	¥ (67,636)	¥ (8,993)	¥ 106,879